Segment Information - Schedule of Segment’s Operating Results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Segment’s Operating Results [Line Items]
Net Revenue	¥ 5,719,220	$ 817,838	¥ 5,805,901	¥ 4,895,633
Operating costs and expenses :
Sales and marketing	(1,159,934)	(165,868)	(1,196,429)	(656,603)
Total segment income from operations	(5,940,978)	(849,549)	(4,158,837)	(2,300,851)
Other income	183,741	26,275	214,857	50,578
Income/(loss) before provision for income taxes	(38,017)	$ (5,436)	1,861,921	2,645,360
Credit solution business [Member]
Schedule of Segment’s Operating Results [Line Items]
Net Revenue	5,040,026		3,473,109	2,515,119
Operating costs and expenses :
Sales and marketing	(1,071,892)		(1,102,737)	(498,055)
Origination and servicing	(515,722)		(442,312)	(223,468)
Research and development	(365,610)		(342,495)	(44,467)
General and administrative	(146,638)		(107,648)	(53,031)
Allowance for contract assets, receivables and others	(891,601)		(519,895)	(262,607)
Provision for contingent liabilities	(2,366,344)		(869,280)	(27,035)
Total segment income from operations	(317,781)		88,742	1,406,456
Unallocated expense
Other income
Income/(loss) before provision for income taxes	(317,781)		88,742	1,406,456
Insurance brokerage business [Member]
Schedule of Segment’s Operating Results [Line Items]
Net Revenue	297,593		408,369	963,822
Operating costs and expenses :
Sales and marketing	(9,242)		(13,706)	(12,887)
Origination and servicing	(260,916)		(407,225)	(697,669)
Research and development	(1,345)		(979)	(651)
General and administrative	(11,335)		(15,389)	(13,835)
Allowance for contract assets, receivables and others	579		663	390
Provision for contingent liabilities
Total segment income from operations	15,334		(28,267)	239,170
Unallocated expense
Other income
Income/(loss) before provision for income taxes	15,334		(28,267)	239,170
Others [Member]
Schedule of Segment’s Operating Results [Line Items]
Net Revenue	381,601		1,924,423	1,416,692
Operating costs and expenses :
Sales and marketing	(78,800)		(79,986)	(145,661)
Origination and servicing	(9,748)		(33,420)	(55,035)
Research and development	(633)		(8,672)	(6,566)
General and administrative	(34,156)		(31,503)	(77,457)
Allowance for contract assets, receivables and others	1,916		(908)	771
Provision for contingent liabilities
Total segment income from operations	260,180		1,769,934	1,132,744
Unallocated expense
Other income
Income/(loss) before provision for income taxes	260,180		1,769,934	1,132,744
Operating Segments [Member]
Schedule of Segment’s Operating Results [Line Items]
Net Revenue	5,719,220		5,805,901	4,895,633
Operating costs and expenses :
Sales and marketing	(1,159,934)		(1,196,429)	(656,603)
Origination and servicing	(786,386)		(882,957)	(976,172)
Research and development	(367,588)		(352,146)	(51,684)
General and administrative	(192,129)		(154,540)	(144,323)
Allowance for contract assets, receivables and others	(889,106)		(520,140)	(261,446)
Provision for contingent liabilities	(2,366,344)		(869,280)	(27,035)
Total segment income from operations	(42,267)		1,830,409	2,778,370
Unallocated expense	(179,491)		(183,345)	(183,588)
Other income	183,741		214,857	50,578
Income/(loss) before provision for income taxes	¥ (38,017)		¥ 1,861,921	¥ 2,645,360